Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,280,242	1,279,379	1,278,084
Shares issued during the year	223	29	98
Shares vested	2,342	618	768
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,282,807	1,280,026	1,278,950